Supplement, dated September 18, 2023

to Prospectus, dated May 1, 2019

Mutual of America Separate Account No. 3

Variable Universal Life Insurance Policies

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2019 (the “Prospectus”) for the Variable Universal Life Insurance Policies (the “Policies”) issued by Mutual of America Life Insurance Company (the “Company”) through Mutual of America Separate Account No. 3 (the “Separate Account”). Special terms not defined herein have the meanings ascribed to them in your Prospectus.

Notice of Fund Substitution

In accordance with procedures established by the Securities and Exchange Commission, the Company and the Separate Account intend to substitute certain Underlying Funds for the Policies (the “Substitution”). As set forth in the table below, the following “Existing Funds” in which Subaccounts of the Separate Account currently invest on behalf of the Policies will be replaced with the following “Replacement Funds”:

Existing Fund	Replacement Fund
Mutual of America Variable Insurance Portfolio (“VIP”) Equity Index Portfolio	Fidelity VIP Index 500 (Initial Class)
Mutual of America VIP All America Portfolio	Fidelity VIP Index 500 (Initial Class)
Mutual of America VIP Small Cap Value Portfolio	DFA VA U.S. Targeted Value Portfolio
Mutual of America VIP Small Cap Growth Portfolio	Vanguard Variable Insurance Funds - Small Company Growth Portfolio
Mutual of America VIP Small Cap Equity Index Portfolio	Fidelity VIP Extended Market Index Portfolio (Initial Class)
Mutual of America VIP Mid Cap Value Portfolio	Fidelity VIP Value Strategies Portfolio (Initial Class)
Mutual of America VIP Mid-Cap Equity Index Portfolio	Vanguard Variable Insurance Funds – Mid-Cap Index Portfolio
Mutual of America VIP International Portfolio	Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio
Mutual of America VIP Money Market Portfolio	Goldman Sachs VIT Government Money Market Fund (Institutional)
Mutual of America VIP Mid-Term Bond Portfolio	Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio
Mutual of America VIP Bond Portfolio	American Funds Insurance Series – The Bond Fund of America (Class 1)
Mutual of America VIP Conservative Allocation Portfolio	Vanguard Variable Insurance Funds – Conservative Allocation Portfolio

Mutual of America VIP Moderate Allocation Portfolio	Vanguard Variable Insurance Funds – Balanced Portfolio
Mutual of America VIP Aggressive Allocation Portfolio	American Funds Insurance Series – Managed Risk Growth-Income Fund (Class P1)

Each Existing Fund is currently included as an Investment Alternative under the Policies. The Existing Funds will continue to be included as Investment Alternatives for the Policies until a date on or after October 20, 2023 (the “Substitution Date”). The Replacement Funds will be made available for investment as Investment Alternatives for the Policies on the Substitution Date.

On the Substitution Date, pursuant to applicable regulatory approvals, any Account Value under a Policy allocated to a Subaccount investing in an Existing Fund will be automatically transferred to the Subaccount investing in the applicable Replacement Fund.

The Substitution will be effected at the relative net asset values of the Existing Funds’ and the Replacement Funds’ shares. Your Account Value immediately prior to the Substitution will equal your Account Value immediately after the Substitution. There will be no tax consequences for you as a result of the Substitution. The Substitution will be performed at no cost to you. The fees and charges under your Policy will not increase as a result of the Substitution. Your rights and the Company’s obligations under your Policy will not be altered in any way.

If any of your Account Value is automatically transferred on the Substitution Date, you will receive a confirmation showing the transfer of your Account Value from the Subaccount investing in the applicable Existing Fund to the Subaccount investing in the applicable Replacement Fund. Due to potential differences in Accumulation Unit Values for the Subaccounts, the number of units you receive in the Subaccount investing in the Replacement Fund may be different from the number of units you held in the Subaccount investing in the Existing Fund.

Please note the following information regarding your transfer rights:

•

At any time until the Substitution Date, you may transfer your Account Value allocated to a Subaccount that invests in an Existing Fund to any other Subaccount available under your Policy free of charge.

•

At any time following the Substitution Date, you may transfer your Account Value allocated to a Subaccount that invests in a Replacement Fund to any other Subaccount available under your Policy free of charge.

•	Except with respect to frequent transfer restrictions as described in your Prospectus, there are no limitations on the number of transfers permitted under your Policy.

You may request a transfer by calling our toll-free number, 800.468.3785, visiting our website at www.mutualofamerica.com or writing to our Financial Transaction Processing Center at Mutual of America Life Insurance Company, Financial Transaction Processing Center, 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598.

A summary prospectus for each Replacement Fund accompanies this Supplement. The investment objectives, principal investment strategies, principal risks, and fees and expenses of the Replacement Funds are described in the summary prospectuses. Read the prospectuses carefully before making any investment decision with respect to your Account Values that are allocated to an Existing Fund.

If you have allocation instructions on file for future Contributions that include a Subaccount for an Existing Fund, you may provide new allocation instructions at any time. If you do not provide new allocation instructions prior to the Substitution Date, your allocation instructions on file will automatically be updated to replace each Subaccount that invests in an Existing Fund with the Subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

To obtain a free copy of the Prospectus for your Policy, a summary or statutory prospectus for an Existing Fund, or a statutory prospectus for a Replacement Fund, or if you have any questions regarding the Substitution, your Policy, or your transfer rights regarding the Substitution, please call our toll-free number, 800.468.3785.

Addition of the Replacement Funds as Investment Alternatives for the Policies

On the Substitution Date, the Replacement Funds will be added as Investment Alternatives for the Policies. We have entered into agreements with the transfer agent and/or distributor of certain of the Replacement Funds. Under the terms of these agreements, we will receive payments of up to 0.10% of the average daily net assets invested by the Separate Account in the Replacement Funds in connection with our provision of administrative support, distribution and recordkeeping services to the Replacement Funds. The services we provide to the Replacement Funds are in addition to the services we provide and expenses we incur in marketing and administering the variable annuity contracts.

The revisions to the Prospectuses for the Policies described below, all of which relate to the addition of the Replacement Funds as Investment Alternatives, are effective on the Substitution Date.

The following information replaces the “Annual Separate Account Expenses” subsection of the “TABLES OF CHARGES” section of your Prospectus:

Annual Separate Account Expenses

I.	For Policies issued prior to January 1, 2009

Transaction Fees

	When Charge is Deducted	Maximum Amount Deducted	Current Amount Deducted
Separate Account Annual Expenses (as a percentage of average net assets)
Expense Risk Fee	Separate Account	.15%	.15%
Mortality Risk Fee	expenses are	.70%	.50%
Administrative Charge	deducted on a	.65%	.55	%(5)
Total Separate Account	daily basis at an
Annual Expenses	annualized rate	1.50%	1.20%

II.	For Policies issued on or after January 1, 2009

Transaction Fees

	When Charge is Deducted	Maximum Amount Deducted	Current Amount Deducted
Separate Account Annual Expenses (as a percentage of average net assets)
Expense Risk Fee	Separate Account	.20%	.15%
Mortality Risk Fee	expenses are	.95%	.50%
Administrative Charge	deducted on a	.85%	.55	%(5)
Total Separate Account	daily basis at an
Annual Expenses	annualized rate	2.00%	1.20%

(5)

Reduction in Separate Account Annual Expenses. All Contracts with assets invested in the Fidelity VIP Equity Income Portfolio, Fidelity VIP Contrafund® Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Asset Manager Portfolio, MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return Portfolio and T. Rowe Price Blue Chip Growth Portfolio qualify for a reduction in the fees they pay equal to reimbursements we receive from service providers to those funds. The effect of the reimbursements on all Contracts is more specifically discussed under “Charges and Deductions You Will Pay.”

For a period of two years following the effective date of the Substitution, your Separate Account Charge for amounts invested in the American Funds Insurance Series Managed Risk Growth-Income Fund will be reduced by the amount by which the expenses of that Replacement Fund exceeds the expenses of its corresponding Existing Fund.

The following information replaces the “Underlying Fund Expenses” subsection of the “TABLES OF CHARGES” section of your Prospectus:

III. Underlying Fund Expenses. The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay during the time that you own a Policy. (Underlying Fund expenses may vary from year to year.) You should refer to the summary prospectus of each Underlying Fund for more details concerning the Underlying Fund’s fees and expenses.

	Maximum	Minimum
Total Annual Underlying Fund Operating Expenses (expenses deducted from Underlying Fund assets, including management fees and other expenses, as a percentage of average net assets) (before expense reimbursement)	0.10%	0.86%

The following information is added to the “Underlying Funds” subsection of the “UNDERLYING FUNDS IN WHICH OUR SEPARATE ACCOUNT INVESTS” section of your Prospectus:

Effective on and after the Substitution Date, the funds of Mutual of America Variable Insurance Portfolios will no longer be available, and the following funds will be available.

Type/Investment Objective	Underlying Fund and Adviser/Subadviser
Equity Fund Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index

Fidelity VIP Index 500 (Initial Class)

Adviser: Fidelity Management & Research Company LLC (FMR)

Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers

Equity Fund Seeks to achieve long-term capital appreciation	DFA VA U.S. Targeted Value Portfolio Adviser: Dimensional Fund Advisors LP
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Funds - Small Company Growth Portfolio Adviser: The Vanguard Group, Inc. and ArrowMark Colorado Holdings LLC
Equity Fund Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies

Fidelity VIP Extended Market Index Portfolio (Initial Class)

Adviser: Fidelity Management & Research Company LLC (FMR)

Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers

Equity Fund Seeks capital appreciation

Fidelity VIP Value Strategies Portfolio (Initial Class)

Adviser: Fidelity Management & Research Company LLC (FMR)

Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers

Equity Fund Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks	Vanguard Variable Insurance Funds – Mid-Cap Index Portfolio Adviser: The Vanguard Group, Inc.
Equity Fund Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States	Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio Adviser: The Vanguard Group, Inc.
Equity Fund Seeks long-term capital appreciation	American Funds Insurance Series New World Fund Adviser: Capital Research and Management Company
Equity Fund Seeks to provide long-term growth of capital	DWS Capital Growth VIP Adviser: DWS Investment Management Americas, Inc.

Equity Fund

Seeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index

Fidelity VIP Equity-Income Portfolio

Adviser: Fidelity Management & Research Company LLC (FMR)

Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers

Equity Fund Seeks long-term capital appreciation

Fidelity VIP Contrafund® Portfolio

Adviser: Fidelity Management & Research Company LLC (FMR)

Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers

Equity Fund Seeks long-term growth of capital

Fidelity VIP Mid Cap Portfolio

Adviser: Fidelity Management & Research Company LLC (FMR)

Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers

Equity Fund Seeks capital appreciation	Invesco V.I. Main Street Fund® Adviser: Invesco Advisers, Inc.
Equity Fund Seeks capital appreciation	MFS® VIT III Mid Cap Value Portfolio Adviser: MFS
Equity Fund Seeks to provide long-term capital growth with income as secondary objective	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc.
Equity Fund Seeks to provide long-term capital appreciation and income	Vanguard Variable Insurance Fund Diversified Value Portfolio® Advisers: Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Fund International Portfolio® Advisers: Baillie Gifford Overseas Ltd. And Schroder Investment Management North America Inc.

Real Estate Fund

Seeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments

Vanguard Variable Insurance Fund Real Estate Index Portfolio® Adviser: The Vanguard Group, Inc.

Fixed Income Fund

Seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments

Goldman Sachs VIT Government Money Market Fund (Institutional) Adviser: Goldman Sachs Asset Management, L.P.
Fixed Income Fund Seeks to provide current income while maintaining limited price volatility	Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio Adviser: The Vanguard Group, Inc.

Fixed Income Fund Seeks to provide as high a level of current income as is consistent with the preservation of capital	American Funds Insurance Series – The Bond Fund of America (Class 1) Adviser: Capital Research and Management Company

Fixed Income

Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements

PIMCO Variable Insurance Trust Real Return Portfolio Adviser: Pacific Investment Management Company LLC.
Fixed Income Fund Seeks to track the performance of a broad, market-weighted bond index	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio® Adviser: The Vanguard Group, Inc.
Balanced Fund Seeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments

Fidelity VIP Asset Manager Portfolio

Adviser: Fidelity Management & Research Company LLC (FMR)

Subadvisers: FMR

Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers

Balanced Fund Seeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management
Balanced Fund Seeks to provide current income and low to moderate capital appreciation	Vanguard Variable Insurance Funds – Conservative Allocation Portfolio Adviser: The Vanguard Group, Inc.
Balanced Fund Seeks to provide long-term capital appreciation and reasonable current income	Vanguard Variable Insurance Funds – Balanced Portfolio Adviser: Wellington Management Company LLC

Balanced Fund Investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection	American Funds Insurance Series – Managed Risk Growth-Income Fund (Class P1) Adviser: Capital Research and Management Company

This Supplement Should Be Retained With Your Prospectus For Future Reference.